Other Current Liabilities (Changes In Product Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Current Liabilities [Abstract]
Beginning of year	$ 1,151	$ 1,304	$ 1,150
New warranties	2,472	2,152	2,327
Reductions	(2,175)	(2,305)	(2,173)
Balance at end of year	$ 1,448	$ 1,151	$ 1,304